Shareholder Fees {- Fidelity Flex® Real Estate Fund}	Sep. 29, 2021 USD ($)
07.31 Fidelity Flex Real Estate Fund PRO-09 | Fidelity Flex® Real Estate Fund
Shareholder Fees:
(fees paid directly from your investment)	none